Transactions with non-controlling interests	12 Months Ended
Mar. 31, 2021
Transactions with non-controlling interests [Abstract]
Transactions with non-controlling interests	Transactions with non-controlling interests
Transactions for the financial year ended March 31, 2021
For the financial year ended March 31, 2021, there were no significant transactions with non-controlling interests.
Transactions for the financial year ended March 31, 2020
a) Acquisition and sale of shares and Non-Convertible Equity Certificates
The indirect subsidiary Global Blue Management & Co S.C.A. has issued shares and NC-PECs to first level management of the Group.
During the financial year Global Blue Employee Trust acquired or sold shares and MI NC-PECs from or to first level management for the total net amount of EUR0.5 million (EUR0.0 million for the financial year ended March 31, 2019) (reference is made to Note 25).
Transactions for the financial year ended March 31, 2019
a) Establishment of Global Blue Russia Holding B.V
On April 12, 2018, Global Blue Holland B.V established Global Blue Russia Holding B.V of which it owned 51% with the remaining 49% recognized as Non-controlling interest. On June 30, 2018 the newly established Global
Blue Russia Holding B.V purchased the shares of Global Blue Russia AO from Global Blue SA and Global Blue Holland B.V. After the transaction, Global Blue Russia Holding B.V became the 100% owner of Global Blue Russia AO. As a result of the transaction the Group owns 51% in Global Blue Russia Holding B.V and there is an indirect Non-controlling interest in Global Blue Russia AO of 49%.
b) Acquisition of Global Blue Cross Border SA
On September 28, 2018 Global Blue SA established Global Blue Cross Border SA. The ownership of the Group in Global Blue Cross Border SA is 70% with 30% recognized as Non-controlling interest. The share capital of the entity is EUR1.0 million with EUR0.7 million contribution from Global Blue. Global Blue Cross Border SA has been consolidated fully as of March 31, 2019.
c) IRIS Global Blue TRS Malaysia Sdn. Bhd capital reorganization
On March 29, 2019, there was a capital decrease in IRIS Global Blue TRS Malaysia Sdn. Bhd. As a result of this transaction the ownership structure of the entity also changed. Global Blue SA became the full owner of the entity, whereas before the capital decrease, there was a non-controlling interest of 23.9%. Please find more details in Note 37.